RELATED PARTY TRANSACTIONS (Details Narrative)	Dec. 31, 2025 USD ($)
MALAYSIA
DisclosureLineItems [Line Items]
Operating loss carryforwards	$ 2,800,000
BANGLADESH
DisclosureLineItems [Line Items]
Operating loss carryforwards	$ 87,642